SCHEDULE PRINCIPAL PAYMENTS OF LONG TERM DEBT (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Debt Disclosure [Abstract]
2024	$ 70,944
2025	79,975
2026	64,500
2027	161,250
Thereafter
Total long-term debt	$ 376,669